Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 1,002,780	$ 1,000,127
Accumulated amortization	678,130	645,367
Amortized cost	324,650	354,760
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	406,919	405,004
Accumulated amortization	285,367	272,035
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	388,807	388,112
Accumulated amortization	187,738	176,702
Trademarks and other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	207,054	207,011
Accumulated amortization	$ 205,025	$ 196,630